Basis of Presentation of the Consolidated Financial Statements - Impairment of Telefonicas assets Peru and ordinary insolvency procedure, Impairment of Goodwill Chile CGU (Details)
€ in Millions, S/ in Millions
	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Feb. 14, 2025 EUR (€)	Feb. 14, 2025 PEN (S/)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill impairment	€ 866	€ 58	€ 0
Impairment loss recognised in profit or loss, intangible assets other than goodwill	506	2
Notional amount	84,933	€ 81,097
Credit Facility Due Aug 2026 | Loans and other debts
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Notional amount				€ 394	S/ 1,549
Borrowing term				18 months	18 months
Pangea
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Reversal of deferred tax assets	13
Impairment loss, property, plant and equipment	108
Fiber optic assets in Peru
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill impairment	34
Peru
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill impairment	226
Reversal of deferred tax assets	91
Net assets	124
Peru | Telefónica Hispam
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill impairment	226
Peru | Fiber optic assets in Peru
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill impairment	34
Impairment loss recognised in profit or loss, intangible assets other than goodwill	54
Chile | Telefónica Hispam
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill impairment	€ 397